Detail of Certain Balance Sheet Accounts	12 Months Ended
Jan. 28, 2012
Detail of Certain Balance Sheet Accounts

3. Detail of Certain Balance Sheet Accounts

	January 28, 2012	January 29, 2011
	(in thousands)
Accounts and other receivables:
Credit card receivables	$1,315	$825
Tenant allowances	841	2,574
Income tax receivable	—	655
	$2,156	$4,054
Property and equipment, net:
Equipment	$2,329	$1,798
Furniture and fixtures	6,650	4,475
Signage and leasehold improvements	26,324	14,829
Construction in progress	5,750	5,799
Software	2,821	191
	43,874	27,092
Less accumulated depreciation	(10,675)	(5,792)
	$33,199	$21,300
Accrued liabilities:
Gift cards and store credits outstanding	$3,140	$2,110
Accrued payroll, benefits and bonuses	2,013	2,573
Accrued interest	69	1,308
Accrued sales tax	622	419
Income tax payable	4,049	—
	$9,893	$6,410
Deferred and accrued rents:
Deferred rent	$10,889	$5,880
Accrued rent	4,001	2,343
	$14,890	$8,223